Insurance Contracts_The Results Of Liability Adequacy Test(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Non-life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	₩ 21,232,342	₩ 19,781,616
Estimated adequate liabilities		11,109,741	8,718,166
Shortfall(surplus)		(10,122,601)	(11,063,450)
General Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	365,234	341,439
Estimated adequate liabilities		296,800	279,756
Shortfall(surplus)		(68,434)	(61,683)
Automobile insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	1,123,450	1,020,861
Estimated adequate liabilities		1,071,076	967,236
Shortfall(surplus)		(52,374)	(53,625)
Long-term Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	19,743,658	18,419,316
Estimated adequate liabilities		9,741,865	7,471,174
Shortfall(surplus)		(10,001,793)	(10,948,142)
Life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		6,546,792	6,764,434
Estimated adequate liabilities		5,973,112	6,168,324
Shortfall(surplus)		(573,680)	(596,110)
Fixed interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		30,514	30,571
Estimated adequate liabilities		55,118	54,157
Shortfall(surplus)		24,604	23,586
Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		180,058	133,784
Estimated adequate liabilities		43,196	92,856
Shortfall(surplus)		(136,862)	(40,928)
Variable interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		1,037,148	1,087,049
Estimated adequate liabilities		1,056,841	1,088,218
Shortfall(surplus)		19,693	1,169
Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		5,335,572	5,544,265
Estimated adequate liabilities		4,966,835	5,052,604
Shortfall(surplus)		(368,737)	(491,661)
Varibale type
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		(36,500)	(31,235)
Estimated adequate liabilities		(148,878)	(119,511)
Shortfall(surplus)		₩ (112,378)	₩ (88,276)

[1]	Long-term insurance is subject to premium reserves and unearned premium reserve, and the premium reserve is the premium reserve calculated based on the net premium method, deducting unamortized acquisition costs and insurance contract loans in accordance with Article 6-3 of the Insurance Supervisory Regulation.